Results for the Period - Share- based compensation (Details) - June 2017 Options $ / shares in Units, shares in Millions	1 Months Ended	6 Months Ended
	Jun. 30, 2017 USD ($) EquityInstruments $ / shares shares	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 20, 2017 EUR (€)	Jun. 20, 2017 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	825,000
Number of options granted (after share split)	8,300,000
Number of share options reduced (after share split) | shares	1.7
Due to option holders as a result of Capital Reduction		€ 1,200,000		$ 1,400,000	€ 1,900,000	$ 2,200,000
Amount paid to option holders as a result of the Capital Reduction		€ 309,000	$ 371,000
Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	75,000
Number of options granted (after share split)	750,000
Exercise price of outstanding share options | $	$ 20.35
Exercise price of outstanding share options (after share split) | $ / shares	$ 2.04
Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	300,000
Number of options granted (after share split)	3,000,000